Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Prior service cost	$ (349)	$ (587)
Net loss	(105,866)	(24,305)
Accumulated other comprehensive pre-tax loss	$ (106,215)	$ (24,892)